Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Jun. 30, 2021 CAD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 CAD ($) $ / shares shares	Jun. 30, 2019 CAD ($) $ / shares shares
Consolidated Statements of Operations and Comprehensive Loss
Revenue	$ 10,318,845		$ 166,773	$ 0
Cost of sales	(6,826,605)		(106,742)	(30,529)
Gross profit (loss)	3,492,240		60,031	(30,529)
Expenses
Consulting fees	1,302,191		1,295,829	2,448,560
Share based compensation (Note 24, 25)	941,854		1,043,661	1,413,919
Professional fees	362,479		488,902	371,079
Shareholders information services	358,516		135,181	379,058
Salaries and wages	1,030,580		23,039	0
Office and general	749,522		208,484	605,334
Advertising costs			2,825	88,917
Depreciation (Note 9)	383,476		5,768	0
Amortization of right-of-use assets (Note 8)	434,837		92,167	0
Amortization of licenses (Note 16)	141,249		0	0
Leases and utilities	344,576		67,800	0
Exclusivity fee (Note 26(a))	0		0	48,367
Impairment of promissory note receivable	0		0	85,114
Impairment of equipment	0		0	107,515
Total operating expenses	6,049,280		3,368,656	5,547,863
Loss before other income		$ (2,557,040)	(3,308,625)	(5,578,392)
Interest expense (Note 18,19,22)	606,830		564,897	39,215
Interest on lease liability (Note 17)	223,798		46,171	0
Accretion expense (Note 19,22)	184,410		249,518	24,680
Loss on settlement of fees	0		0	12,700
Loss on settlement of other investment (Note 5)	0		184,440	0
Impairment of assets (Note 10)	664,543		16,316	0
Foreign exchange loss (gain)	307,673		56,225	57,121
Gain on settlement			(51,023)	0
Loss on disposal of asstes		7,422	0	0
Other income	(66,805)		(65,920)	0
Loss on deposit (Note 11)	0		396,000	124,423
Loss before income taxes	(4,484,911)		(4,705,249)	(5,336,536)
Income taxes payable (Note 30)		$ (315,362)	0	0
Deferred tax recovery (Note 30)	13,759		54,349	0
Net loss	$ (4,786,514)		$ (4,650,900)	$ (5,836,536)
Loss per share - basic and diluted | $ / shares	$ (0.06)		$ (0.10)	$ (0.15)
Weighted average number of outstanding common shares - basic and diluted | shares	81,683,228	81,683,228	45,424,367	40,149,242
Net loss	$ (4,786,514)		$ (4,650,900)	$ (5,836,536)
Foreign exchange translation adjustment	307,673		(49,488)	7,205
Total comprehensive loss	$ (4,667,040)		(4,700,388)	(5,829,331)
Net loss attributable to:
CordovaCann Corp.		$ (5,154,605)	(4,588,889)	(5,836,536)
Non-controlling interest		$ 368,091	$ (62,011)	$ 0